Intangible Assets, Net	6 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Land use rights	$983,839	$1,017,360
Digital factory operation management system	166,180	171,842
Patent	138,549	143,270
Mask customization system	36,979	38,239
Subtotal	1,325,547	1,370,711
Less: accumulated amortization	349,925	326,649
Intangible assets, net	$975,622	$1,044,062

Amortization expenses were $34,160 and $31,481 for the six months ended March 31, 2025 and 2024, respectively.

The following table presents future amortization as of March 31, 2025:

Amount
For the remainder of the year ending September 30, 2025	$34,038
Year ending September 30,
2026	68,077
2027	62,335
2028	52,146
2029	48,543
Thereafter	710,483
$975,622